UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-07811

Exact name of registrant as specified in charter:	Prudential Jennison Mid-Cap Growth Fund, Inc.

Address of principal executive offices:	655 Broad Street, 17th Floor Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French 655 Broad Street, 17th Floor Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2019

Date of reporting period:	2/28/2019

Item 1 – Reports to Stockholders

PGIM JENNISON MID-CAP GROWTH FUND

(Formerly known as Prudential Jennison Mid-Cap Growth Fund, Inc.)

SEMIANNUAL REPORT

FEBRUARY 28, 2019

COMING SOON: PAPERLESS SHAREHOLDER REPORTS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (pgiminvestments.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-225-1852 or by sending an email request to PGIM Investments at shareholderreports@pgim.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary or follow instructions included with this notice to elect to continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-800-225-1852 or send an email request to shareholderreports@pgim.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

To enroll in e-delivery, go to pgiminvestments.com/edelivery

Objective: Long-term capital appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of February 28, 2019 were not audited and accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, member SIPC. Jennison Associates LLC is a registered investment adviser. Both are Prudential Financial companies. © 2019 Prudential Financial, Inc. and its related entities. Jennison Associates, Jennison, PGIM, and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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PGIM FUNDS — UPDATE

The Board of Directors/Trustees for the Fund has approved the implementation of an automatic conversion feature for Class C shares, effective as of April 1, 2019. To reflect these changes, effective April 1, 2019, the section of the Fund’s Prospectus entitled “How to Buy, Sell and Exchange Fund Shares—How to Exchange Your Shares—Frequent Purchases and Redemptions of Fund Shares” is restated to read as follows:

This supplement should be read in conjunction with your Summary Prospectus, Statutory Prospectus and Statement of Additional Information, be retained for future reference and is in addition to any existing Fund supplements.

1.	In each Fund’s Statutory Prospectus, the following is added at the end of the section entitled “Fund Distributions And Tax Issues—If You Sell or Exchange Your Shares”:

Automatic Conversion of Class C Shares

The conversion of Class C shares into Class A shares—which happens automatically approximately 10 years after purchase—is not a taxable event for federal income tax purposes. For more information about the automatic conversion of Class C shares, see Class C Shares Automatically Convert to Class A Shares in How to Buy, Sell and Exchange Fund Shares.

2.

In each Fund’s Statutory Prospectus, the following sentence is added at the end of the section entitled “How to Buy, Sell and Exchange Shares—Closure of Certain Share Classes to New Group Retirement Plans”:

Shareholders owning Class C shares may continue to hold their Class C shares until the shares automatically convert to Class A shares under the conversion schedule, or until the shareholder redeems their Class C shares.

3.

In each Fund’s Statutory Prospectus, the following disclosure is added immediately following the section entitled “How to Buy, Sell and Exchange Shares—How to Buy Shares—Class B Shares Automatically Convert to Class A Shares”:

Class C Shares Automatically Convert to Class A Shares

Starting on or about April 1, 2019 (the “Effective Date”), Class C shares will be eligible for automatic conversion into Class A shares on a monthly basis approximately ten years after the original date of purchase (the “Conversion Date”). Conversion will take place based on the relative NAV of the two classes, without the imposition of any sales load, fee or other charge. All such automatic conversions of Class C shares will constitute tax-free exchanges for federal income tax purposes.

For shareholders investing in Class C shares through retirement plans or omnibus accounts, and in certain other instances, the Fund and its agents may not have transparency into how long a shareholder has held Class C shares for purposes of determining whether such Class C shares are eligible for automatic conversion into Class A

PGIM Jennison Mid-Cap Growth Fund	3

shares, and the relevant financial intermediary may not have the ability to track purchases in order to credit individual shareholders’ holding periods. In these circumstances, the Fund will not be able to automatically convert Class C shares into Class A shares as described above. In order to determine eligibility for conversion in these circumstances, it is the responsibility of the financial intermediary to notify the Fund that the shareholder is eligible for the conversion of Class C shares to Class A shares, and the financial intermediary may be required to maintain and provide the Fund with records that substantiate the holding period of Class C shares. It is the financial intermediary’s (and not the Fund’s) responsibility to keep records of transactions made in accounts it holds and to ensure that the shareholder is credited with the proper holding period based on such records or those provided to the financial intermediary by the shareholder. Please consult with your financial intermediary for the applicability of this conversion feature to your shares.

A financial intermediary may sponsor and/or control accounts, programs or platforms that impose a different conversion schedule or different eligibility requirements for the exchange of Class C shares for Class A shares (see Appendix A: Waivers and Discounts Available From Certain Financial Intermediaries of the Prospectus). Please consult with your financial intermediary if you have any questions regarding your shares’ conversion from Class C shares to Class A shares.

4.

In Part II of each Fund’s Statement of Additional Information, the following disclosure is added immediately following the section entitled “Purchase, Redemption and Pricing of Fund Shares—Share Classes—Automatic Conversion of Class B Shares”:

AUTOMATIC CONVERSION OF CLASS C SHARES. Starting on or about April 1, 2019 (the “Effective Date”), Class C shares will be eligible for automatic conversion into Class A shares on a monthly basis approximately ten years after the original date of purchase (the “Conversion Date”). Conversion will take place based on the relative NAV of the two classes, without the imposition of any sales load, fee or other charge. Class C shares of a Fund acquired through automatic reinvestment of dividends or distributions will convert to Class A shares of the Fund on the Conversion Date pro rata with the converting Class C shares of the Fund that were not acquired through reinvestment of dividends or distributions. All such automatic conversions of Class C shares will constitute tax-free exchanges for federal income tax purposes.

For shareholders investing in Class C shares through retirement plans or omnibus accounts, and in certain other instances, the Fund and its agents may not have transparency into how long a shareholder has held Class C shares for purposes of determining whether such Class C shares are eligible for automatic conversion into Class A shares, and the relevant financial intermediary may not have the ability to track purchases in order to credit individual shareholders’ holding periods. In these circumstances, the Fund will not be able to automatically convert Class C shares into Class A shares as described above. In order to determine eligibility for conversion in these circumstances, it is the responsibility of the financial intermediary to notify the Fund that the shareholder is eligible for the conversion of

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Class C shares to Class A shares, and the financial intermediary may be required to maintain and provide the Fund with records that substantiate the holding period of Class C shares. It is the financial intermediary’s (and not the Fund’s) responsibility to keep records of transactions made in accounts it holds and to ensure that the shareholder is credited with the proper holding period based on such records or those provided to the financial intermediary by the shareholder. Please consult with your financial intermediary for the applicability of this conversion feature to your shares.

Class C shares were generally closed to investments by new group retirement plans effective June 1, 2018. Group retirement plans (and their successor, related and affiliated plans) that have Class C shares of the Fund available to participants on or before the Effective Date may continue to open accounts for new participants in such share class and purchase additional shares in existing participant accounts.

The Fund has no responsibility for monitoring or implementing a financial intermediary’s process for determining whether a shareholder meets the required holding period for conversion. A financial intermediary may sponsor and/or control accounts, programs or platforms that impose a different conversion schedule or different eligibility requirements for the exchange of Class C shares for Class A shares, as set forth on Appendix A: Waivers and Discounts Available From Certain Financial Intermediaries of the Prospectus. In these cases, Class C shareholders may have their shares exchanged for Class A shares under the policies of the financial intermediary. Financial intermediaries will be responsible for making such exchanges in those circumstances. Please consult with your financial intermediary if you have any questions regarding your shares’ conversion from Class C shares to Class A shares.

LR1094

- Not part of the Semiannual Report -

PGIM Jennison Mid-Cap Growth Fund	5

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for PGIM Jennison Mid-Cap Growth Fund informative and useful. The report covers performance for the six-month period ended February 28, 2019.

We have important information to share with you. Effective June 11, 2018,

Prudential Mutual Funds were renamed PGIM Funds. This renaming is part of our ongoing effort to further build our reputation and establish our global brand, which began when our firm adopted PGIM Investments as its name in April 2017. Please note that only the Fund’s name has changed. Your Fund’s management and operation, along with its symbols, remained the same.*

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Jennison Mid-Cap Growth Fund

April 15, 2019

*The Prudential Day One Funds did not change their names.

PGIM Jennison Mid-Cap Growth Fund	7

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgiminvestments.com or by calling (800) 225-1852.

	Total Returns as of 2/28/19 (without sales charges)	Average Annual Total Returns as of 2/28/19 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	–0.55	0.82	5.92	14.38	—
Class B	–1.03	2.52	6.24	14.19	—
Class C	–0.87	5.36	6.40	14.23	—
Class R	–0.63	6.51	6.92	14.80	—
Class Z	–0.42	6.94	7.44	15.36	—
Class R2	–0.55	6.68	N/A	N/A	6.24 (12/27/17)
Class R4	–0.41	6.95	N/A	N/A	6.52 (12/27/17)
Class R6**	–0.30	7.19	7.63	N/A	10.40 (1/18/11)
Russell Midcap Growth Index
	–1.27	9.85	10.18	18.52	—
Russell Midcap Index
	–2.84	5.63	8.56	17.81	—
Lipper Mid-Cap Growth Funds Average
	–3.61	8.48	8.75	16.68	—

Source: PGIM Investments LLC and Lipper Inc.

* Not annualized

** Formerly known as Class Q shares.

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Indexes and the Lipper Average are measured from the closest month-end to the class’ inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges which are described for each share class in the table below.

	Class A	Class B*	Class C	Class R	Class Z	Class R2	Class R4	Class R6**
Maximum initial sales charge	5.50% of the public offering price	None	None	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	5.00% (Yr. 1) 4.00% (Yr. 2) 3.00% (Yr. 3) 2.00% (Yr. 4) 1.00% (Yr. 5) 1.00% (Yr. 6) 0.00% (Yr. 7)	1.00% on sales made within 12 months of purchase	None	None	None	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30%	1.00%	1.00%	0.75% (0.50% currently)	None	0.25%	None	None
Shareholder service fees	None	None	None	None	None	0.10%	0.10%	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

**Formerly known as Class Q shares.

Benchmark Definitions

Russell Midcap Growth Index—The Russell Midcap Growth Index is an unmanaged, market-value-weighted index that measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The average annual total returns for the Russell Midcap Growth Index measured from the month-end closest to the inception date of the Fund’s Class R2 and Class R4 shares are 10.56% and 12.32% for Class R6 shares.

Russell Midcap Index—The Russell Midcap Index is an unmanaged index which measures the performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 25% of the total market capitalization of the Russell 1000 Index. The average annual total returns for the Russell Midcap Index

PGIM Jennison Mid-Cap Growth Fund	9

Your Fund’s Performance (continued)

measured from the month-end closest to the inception date of the Fund’s Class R2 and Class R4 shares are 4.34% and 11.35% for Class R6 shares.

Lipper Mid-Cap Growth Funds Average—The Lipper Mid-Cap Growth Funds Average (Lipper Average) is based on the average return of all funds in the Lipper Mid-Cap Growth Funds universe for the periods noted. Funds in the Lipper Average invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Mid-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P MidCap 400 Index. The average annual total returns for the Lipper Average measured from the month-end closest to the inception date of the Fund’s Class R2 and Class R4 shares are 9.75% and 11.21% for Class R6 shares.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses of a mutual fund, but not sales charges or taxes.

Presentation of Fund Holdings

Five Largest Holdings expressed as a percentage of net assets as of 2/28/19 (%)
ServiceNow, Inc., Software	2.6
Splunk, Inc., Software	2.3
Worldpay, Inc. (Class A Stock), IT Services	2.3
Marvell Technology Group Ltd., Semiconductors & Semiconductor Equipment	2.2
Global Payments, Inc., IT Services	2.2

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 2/28/19 (%)
Software	12.6
IT Services	9.4
Semiconductors & Semiconductor Equipment	7.2
Specialty Retail	6.3
Health Care Equipment & Supplies	5.0

Industry weightings reflect only long-term investments and are subject to change.

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Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended February 28, 2019. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period

PGIM Jennison Mid-Cap Growth Fund	11

Fees and Expenses (continued)

and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Jennison Mid-Cap Growth Fund		Beginning Account Value September 1, 2018	Ending Account Value February 28, 2019	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$994.50	1.11%	$5.49
	Hypothetical	$1,000.00	$1,019.29	1.11%	$5.56
Class B	Actual	$1,000.00	$989.70	1.99%	$9.82
	Hypothetical	$1,000.00	$1,014.93	1.99%	$9.94
Class C	Actual	$1,000.00	$991.30	1.73%	$8.54
	Hypothetical	$1,000.00	$1,016.22	1.73%	$8.65
Class R	Actual	$1,000.00	$993.70	1.27%	$6.28
	Hypothetical	$1,000.00	$1,018.45	1.27%	$6.36
Class Z	Actual	$1,000.00	$995.80	0.82%	$4.06
	Hypothetical	$1,000.00	$1,020.73	0.82%	$4.11
Class R2	Actual	$1,000.00	$994.50	1.08%	$5.34
	Hypothetical	$1,000.00	$1,019.44	1.08%	$5.41
Class R4	Actual	$1,000.00	$995.90	0.83%	$4.11
	Hypothetical	$1,000.00	$1,020.68	0.83%	$4.16
Class R6**	Actual	$1,000.00	$997.00	0.59%	$2.92
	Hypothetical	$1,000.00	$1,021.87	0.59%	$2.96

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended February 28, 2019, and divided by the 365 days in the Fund’s fiscal year ending August 31, 2019 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

**Formerly known as Class Q shares.

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Schedule of Investments (unaudited)

as of February 28, 2019

Description	Shares	Value
LONG-TERM INVESTMENTS 97.8%

COMMON STOCKS

Aerospace & Defense 1.3%
Hexcel Corp.	680,391	$49,083,407

Auto Components 0.7%
Aptiv PLC(a)	324,531	26,971,771

Biotechnology 2.4%
Alexion Pharmaceuticals, Inc.*	354,005	47,907,497
BioMarin Pharmaceutical, Inc.*(a)	465,428	43,405,815

		91,313,312

Capital Markets 3.5%
Affiliated Managers Group, Inc.	274,565	30,095,070
Moody’s Corp.(a)	239,355	41,437,137
TD Ameritrade Holding Corp.(a)	1,083,845	61,052,989

		132,585,196

Chemicals 2.4%
Albemarle Corp.(a)	447,023	40,808,730
FMC Corp.(a)	539,568	48,291,336

		89,100,066

Commercial Services & Supplies 1.3%
Cintas Corp.(a)	230,808	47,684,933

Construction & Engineering 1.5%
Quanta Services, Inc.	1,574,970	56,131,931

Construction Materials 0.9%
Vulcan Materials Co.	314,221	35,023,073

Consumer Finance 1.5%
SLM Corp.*	5,019,412	55,464,503

Diversified Consumer Services 1.2%
Bright Horizons Family Solutions, Inc.*	354,186	43,919,064

Electrical Equipment 2.0%
AMETEK, Inc.	946,901	75,354,381

See Notes to Financial Statements.

PGIM Jennison Mid-Cap Growth Fund	13

Schedule of Investments (unaudited) (continued)

as of February 28, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Electronic Equipment, Instruments & Components 3.0%
Amphenol Corp. (Class A Stock)	497,290	$46,730,341
CDW Corp.	688,302	64,624,675

		111,355,016

Entertainment 0.8%
Take-Two Interactive Software, Inc.*	351,858	30,703,129

Equity Real Estate Investment Trusts (REITs) 3.2%
Equinix, Inc.	104,579	44,289,207
SBA Communications Corp.*	425,399	76,810,043

		121,099,250

Food & Staples Retailing 0.7%
US Foods Holding Corp.*	741,971	26,147,058

Food Products 1.4%
Lamb Weston Holdings, Inc.	460,456	31,914,205
McCormick & Co., Inc.	146,013	19,854,848

		51,769,053

Health Care Equipment & Supplies 5.0%
Edwards Lifesciences Corp.*	389,277	65,900,703
Hill-Rom Holdings, Inc.	552,177	58,558,371
Insulet Corp.*(a)	101,734	9,553,840
Teleflex, Inc.	193,497	56,083,171

		190,096,085

Health Care Providers & Services 2.3%
Centene Corp.*	859,188	52,315,957
WellCare Health Plans, Inc.*	132,478	33,593,771

		85,909,728

Hotels, Restaurants & Leisure 3.2%
Dunkin’ Brands Group, Inc.	417,523	29,832,018
Hilton Worldwide Holdings, Inc.	634,440	52,721,964
Vail Resorts, Inc.	184,855	38,521,934

		121,075,916

See Notes to Financial Statements.

14

Description	Shares	Value
COMMON STOCKS (Continued)

Household Products 1.2%
Church & Dwight Co., Inc.	690,152	$45,412,002

Industrial Conglomerates 2.1%
Roper Technologies, Inc.(a)	240,810	77,938,156

Internet & Direct Marketing Retail 1.3%
Etsy, Inc.*(a)	283,452	20,201,624
GrubHub, Inc.*(a)	358,715	29,263,970

		49,465,594

IT Services 9.4%
Fidelity National Information Services, Inc.	672,449	72,725,359
Fiserv, Inc.*	357,755	30,298,271
FleetCor Technologies, Inc.*	255,611	59,628,934
Global Payments, Inc.(a)	633,298	82,569,393
Shopify, Inc. (Canada) (Class A Stock)*	134,178	25,379,769
Worldpay, Inc. (Class A Stock)*	897,571	85,987,302

		356,589,028

Life Sciences Tools & Services 2.7%
IQVIA Holdings, Inc.*	341,040	47,779,704
Mettler-Toledo International, Inc.*	31,286	21,302,950
PRA Health Sciences, Inc.*(a)	318,527	34,076,019

		103,158,673

Machinery 1.8%
Fortive Corp.	505,979	41,272,707
IDEX Corp.	188,271	27,129,851

		68,402,558

Mortgage Real Estate Investment Trusts (REITs) 1.2%
Starwood Property Trust, Inc.	2,079,970	46,653,727

Multiline Retail 1.7%
Dollar General Corp.	534,864	63,359,989

Oil, Gas & Consumable Fuels 1.6%
Noble Energy, Inc.(a)	1,705,422	37,775,097
Targa Resources Corp.	583,550	23,482,052

		61,257,149

See Notes to Financial Statements.

PGIM Jennison Mid-Cap Growth Fund	15

Schedule of Investments (unaudited) (continued)

as of February 28, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Pharmaceuticals 1.7%
Catalent, Inc.*	731,514	$31,616,035
Zoetis, Inc.	348,653	32,853,572

		64,469,607

Professional Services 4.4%
CoStar Group, Inc.*	128,482	58,784,370
IHS Markit Ltd.*	1,192,583	63,409,638
Verisk Analytics, Inc.*	335,766	42,450,895

		164,644,903

Real Estate Management & Development 2.9%
CBRE Group, Inc. (Class A Stock)*	1,416,993	70,509,572
Howard Hughes Corp. (The)*	346,350	38,576,463

		109,086,035

Road & Rail 0.8%
J.B. Hunt Transport Services, Inc.	274,438	29,548,739

Semiconductors & Semiconductor Equipment 7.2%
Analog Devices, Inc.	708,935	75,827,688
Lam Research Corp.	130,563	22,990,839
Marvell Technology Group Ltd.	4,231,398	84,416,390
Microchip Technology, Inc.(a)	532,913	46,294,152
Universal Display Corp.(a)	288,119	42,998,879

		272,527,948

Software 12.6%
Coupa Software, Inc.*(a)	200,605	18,894,985
Guidewire Software, Inc.*	525,450	48,204,783
HubSpot, Inc.*	158,067	26,615,322
Palo Alto Networks, Inc.*	326,283	80,353,714
Paycom Software, Inc.*(a)	131,834	23,958,193
Proofpoint, Inc.*	326,625	38,571,146
Red Hat, Inc.*	308,834	56,393,088
ServiceNow, Inc.*(a)	406,583	97,352,234
Splunk, Inc.*(a)	640,199	86,990,240

		477,333,705

Specialty Retail 6.3%
Advance Auto Parts, Inc.	373,493	60,423,698

See Notes to Financial Statements.

16

Description	Shares	Value
COMMON STOCKS (Continued)

Specialty Retail (cont’d.)
Burlington Stores, Inc.*	315,312	$53,521,059
Ross Stores, Inc.	627,968	59,550,205
Ulta Beauty, Inc.*	208,763	65,236,350

		238,731,312

Textiles, Apparel & Luxury Goods 0.6%
PVH Corp.	198,263	22,768,523

TOTAL LONG-TERM INVESTMENTS (cost $2,363,400,505)		3,692,134,520

SHORT-TERM INVESTMENTS 7.7%

AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	73,882,971	73,882,971
PGIM Institutional Money Market Fund (cost $214,974,201; includes $214,448,109 of cash collateral for securities on loan)(b)(w)	214,960,838	215,025,326

TOTAL SHORT-TERM INVESTMENTS (cost $288,857,172)		288,908,297

TOTAL INVESTMENTS 105.5% (cost $2,652,257,677)		3,981,042,817
Liabilities in excess of other assets (5.5)%		(205,814,197)

NET ASSETS 100.0%		$3,775,228,620

The following abbreviations are used in the semiannual report:

LIBOR—London Interbank Offered Rate

REIT(s)—Real Estate Investment Trust(s)

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $208,811,131; cash collateral of $214,448,109 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

See Notes to Financial Statements.

PGIM Jennison Mid-Cap Growth Fund	17

Schedule of Investments (unaudited) (continued)

as of February 28, 2019

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 28, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$49,083,407	$—	$—
Auto Components	26,971,771	—	—
Biotechnology	91,313,312	—	—
Capital Markets	132,585,196	—	—
Chemicals	89,100,066	—	—
Commercial Services & Supplies	47,684,933	—	—
Construction & Engineering	56,131,931	—	—
Construction Materials	35,023,073	—	—
Consumer Finance	55,464,503	—	—
Diversified Consumer Services	43,919,064	—	—
Electrical Equipment	75,354,381	—	—
Electronic Equipment, Instruments & Components	111,355,016	—	—
Entertainment	30,703,129	—	—
Equity Real Estate Investment Trusts (REITs)	121,099,250	—	—
Food & Staples Retailing	26,147,058	—	—
Food Products	51,769,053	—	—
Health Care Equipment & Supplies	190,096,085	—	—
Health Care Providers & Services	85,909,728	—	—
Hotels, Restaurants & Leisure	121,075,916	—	—
Household Products	45,412,002	—	—
Industrial Conglomerates	77,938,156	—	—
Internet & Direct Marketing Retail	49,465,594	—	—
IT Services	356,589,028	—	—
Life Sciences Tools & Services	103,158,673	—	—
Machinery	68,402,558	—	—
Mortgage Real Estate Investment Trusts (REITs)	46,653,727	—	—
Multiline Retail	63,359,989	—	—
Oil, Gas & Consumable Fuels	61,257,149	—	—
Pharmaceuticals	64,469,607	—	—
Professional Services	164,644,903	—	—
Real Estate Management & Development	109,086,035	—	—
Road & Rail	29,548,739	—	—
Semiconductors & Semiconductor Equipment	272,527,948	—	—
Software	477,333,705	—	—
Specialty Retail	238,731,312	—	—
Textiles, Apparel & Luxury Goods	22,768,523	—	—
Affiliated Mutual Funds	288,908,297	—	—

Total	$3,981,042,817	$—	$—

See Notes to Financial Statements.

18

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of February 28, 2019 were as follows:

Software	12.6%
IT Services	9.4
Affiliated Mutual Funds (5.7% represents investments purchased with collateral from securities on loan)	7.7
Semiconductors & Semiconductor Equipment	7.2
Specialty Retail	6.3
Health Care Equipment & Supplies	5.0
Professional Services	4.4
Capital Markets	3.5
Equity Real Estate Investment Trusts (REITs)	3.2
Hotels, Restaurants & Leisure	3.2
Electronic Equipment, Instruments & Components	3.0
Real Estate Management & Development	2.9
Life Sciences Tools & Services	2.7
Biotechnology	2.4
Chemicals	2.4
Health Care Providers & Services	2.3
Industrial Conglomerates	2.1
Electrical Equipment	2.0
Machinery	1.8
Pharmaceuticals	1.7
Multiline Retail	1.7
Oil, Gas & Consumable Fuels	1.6%
Construction & Engineering	1.5
Consumer Finance	1.5
Food Products	1.4
Internet & Direct Marketing Retail	1.3
Aerospace & Defense	1.3
Commercial Services & Supplies	1.3
Mortgage Real Estate Investment Trusts (REITs)	1.2
Household Products	1.2
Diversified Consumer Services	1.2
Construction Materials	0.9
Entertainment	0.8
Road & Rail	0.8
Auto Components	0.7
Food & Staples Retailing	0.7
Textiles, Apparel & Luxury Goods	0.6

105.5
Liabilities in excess of other assets	(5.5)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$208,811,131	$(208,811,131)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

PGIM Jennison Mid-Cap Growth Fund	19

Statement of Assets & Liabilities (unaudited)

as of February 28, 2019

Assets
Investments at value, including securities on loan of $208,811,131:
Unaffiliated investments (cost $2,363,400,505)	$3,692,134,520
Affiliated investments (cost $288,857,172)	288,908,297
Receivable for investments sold	15,380,518
Receivable for Fund shares sold	3,504,916
Dividends receivable	1,871,831
Prepaid expenses and other assets	54,656

Total Assets	4,001,854,738

Liabilities
Payable to broker for collateral for securities on loan	214,448,109
Payable for Fund shares reacquired	7,757,691
Accrued expenses and other liabilities	2,329,993
Management fee payable	1,624,880
Distribution fee payable	332,326
Affiliated transfer agent fee payable	133,119

Total Liabilities	226,626,118

Net Assets	$3,775,228,620

Net assets were comprised of:
Common stock, at par	$133,459
Paid-in capital in excess of par	2,260,222,101
Total distributable earnings (loss)	1,514,873,060

Net assets, February 28, 2019	$3,775,228,620

See Notes to Financial Statements.

20

Class A
Net asset value and redemption price per share, ($901,798,034 ÷ 33,982,391 shares of common stock issued and outstanding)	$26.54
Maximum sales charge (5.50% of offering price)	1.54

Maximum offering price to public	$28.08

Class B
Net asset value, offering price and redemption price per share,
($8,400,109 ÷ 471,283 shares of common stock issued and outstanding)	$17.82

Class C
Net asset value, offering price and redemption price per share,
($89,362,925 ÷ 4,981,173 shares of common stock issued and outstanding)	$17.94

Class R
Net asset value, offering price and redemption price per share,
($144,886,384 ÷ 5,752,447 shares of common stock issued and outstanding)	$25.19

Class Z
Net asset value, offering price and redemption price per share,
($1,922,922,473 ÷ 64,849,190 shares of common stock issued and outstanding)	$29.65

Class R2
Net asset value, offering price and redemption price per share,
($382,903 ÷ 12,769 shares of common stock issued and outstanding)	$29.99

Class R4
Net asset value, offering price and redemption price per share,
($86,668 ÷ 2,879 shares of common stock issued and outstanding)	$30.11

Class R6
Net asset value, offering price and redemption price per share,
($707,389,124 ÷ 23,407,070 shares of common stock issued and outstanding)	$30.22

See Notes to Financial Statements.

PGIM Jennison Mid-Cap Growth Fund	21

Statement of Operations (unaudited)

Six Months Ended February 28, 2019

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of $217 foreign withholding tax)	$14,762,138
Affiliated dividend income	868,756
Income from securities lending, net (including affiliated income of $328,212)	410,300

Total income	16,041,194

Expenses
Management fee	11,624,005
Distribution fee(a)	2,489,147
Shareholder servicing fees(a)	119
Transfer agent’s fees and expenses (including affiliated expense of $339,845)(a)	3,729,984
Shareholders’ reports	211,169
Custodian and accounting fees	142,932
Registration fees(a)	61,865
Directors’ fees	45,206
Legal fees and expenses	23,191
Audit fee	11,926
Miscellaneous	56,304

Total expenses	18,395,848
Less: Fee waiver and/or expense reimbursement(a)	(25,498)
Distribution fee waiver(a)	(182,429)

Net expenses	18,187,921

Net investment income (loss)	(2,146,727)

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on investment transactions (including affiliated of $(19,853))	293,977,472
Net change in unrealized appreciation (depreciation) on investments (including affiliated of $35,903)	(422,212,985)

Net gain (loss) on investment transactions	(128,235,513)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(130,382,240)

(a)	Class specific expenses and waivers were as follows:

	Class A	Class B	Class C	Class R	Class Z	Class R2	Class R4	Class R6
Distribution fee	1,417,932	46,366	477,360	547,286	—	203	—	—
Shareholder servicing fees	—	—	—	—	—	82	37	—
Transfer agent’s fees and expenses	1,065,199	21,896	62,007	130,263	2,445,964	53	78	4,524
Registration fees	7,583	5,513	5,634	6,841	12,375	8,430	8,430	7,059
Fee waiver and/or expense reimbursement	—	(8,664)	—	—	—	(8,377)	(8,457)	—
Distribution fee waiver	—	—	—	(182,429)	—	—	—	—

See Notes to Financial Statements.

22

Statements of Changes in Net Assets (unaudited)

	Six Months Ended February 28, 2019		Year Ended August 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)		$(2,146,727)	$(6,983,265)
Net realized gain (loss) on investment transactions		293,977,472	1,234,358,515
Net change in unrealized appreciation (depreciation) on investments		(422,212,985)	(252,685,252)

Net increase (decrease) in net assets resulting from operations		(130,382,240)	974,689,998

Dividends and Distributions
Distributions from distributable earnings*
Class A		(269,689,407)	—
Class B		(3,581,798)	—
Class C		(36,233,478)	—
Class R		(43,688,425)	—
Class Z		(562,044,355)	—
Class R2		(83,104)	—
Class R4		(21,329)	—
Class R6		(217,559,085)	—

		(1,132,900,981)	—

Distributions from net realized gains*
Class A			(184,432,771)
Class B			(2,495,280)
Class C			(19,761,566)
Class R			(25,555,099)
Class Z			(405,439,242)
Class R6			(202,439,947)

		*	(840,123,905)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold		431,579,292	994,475,124
Net asset value of shares issued in reinvestment of dividends and distributions		1,067,714,280	768,732,705
Cost of shares reacquired		(1,652,722,949)	(3,631,436,559)

Net increase (decrease) in net assets from Fund share transactions		(153,429,377)	(1,868,228,730)

Total increase (decrease)		(1,416,712,598)	(1,733,662,637)

Net Assets:
Beginning of period		5,191,941,218	6,925,603,855

End of period(a)		$3,775,228,620	$5,191,941,218

(a) Includes undistributed/(distributions in excess of) net investment income of:	$	*	$1,897,008

*	For the period ended February 28, 2019, the disclosures have been revised to reflect revisions to Regulation S-X adopted by the SEC in 2018 (refer to Note 9).

See Notes to Financial Statements.

PGIM Jennison Mid-Cap Growth Fund	23

Notes to Financial Statements (unaudited)

Prudential Jennison Mid-Cap Growth Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified, open-end management investment company. PGIM Jennison Mid-Cap Growth Fund (the “Fund”) is the sole series of the Company.

The investment objective of the Fund is to achieve long-term capital appreciation.

1. Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Company’s Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Company’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820—Fair Value Measurements and Disclosures.

24

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Illiquid Securities: Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Fund has adopted a Board approved Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of net assets. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable.

Restricted Securities: Securities acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer are considered restricted as to disposition under federal securities law (‘restricted securities”). Such restricted securities are valued pursuant

PGIM Jennison Mid-Cap Growth Fund	25

Notes to Financial Statements (unaudited) (continued)

to the valuation procedures noted above. Restricted securities that would otherwise be considered illiquid investments pursuant to the Fund’s LRMP because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. Therefore, these Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act of 1933, may be classified higher than “Illiquid” under the LRMP (i.e. “moderately liquid” or “less liquid” investments). However, the liquidity of the Fund’s investments in restricted securities could be impaired if trading does not develop or declines.

Master Netting Arrangements: The Company, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a Subadviser may have negotiated and entered into on behalf of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Fund also

26

continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed on the Statement of Operations as “Income from securities lending, net”.

Equity and Mortgage Real Estate Investment Trusts (collectively equity REITs): The Fund invests in equity REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from equity REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the equity REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Class specific expenses include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund expects to pay dividends from net investment income and distributions from net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified amongst total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

PGIM Jennison Mid-Cap Growth Fund	27

Notes to Financial Statements (unaudited) (continued)

2. Agreements

The Company, on behalf of the Fund, has a management agreement with PGIM Investments. Pursuant to this agreement, PGIM Investments has responsibility for all investment advisory services and supervises the Subadviser’s performance of such services. In addition, under the management agreement, PGIM Investments provides all of the administrative functions necessary for the organization, operation and management of the Fund. PGIM Investments administers the corporate affairs of the Fund and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by the Fund’s custodian and the Fund’s transfer agent. PGIM Investments is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Fund. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Fund, including, but not limited to, the custodian, transfer agent, and accounting agent.

PGIM Investments has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison will furnish investment advisory services in connection with the management of the Fund. In connection therewith, Jennison is obligated to keep certain books and records of the Fund. PGIM Investments pays for the services of Jennison, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.60% of the Fund’s average daily net assets up to $1 billion and 0.55% of the average daily net assets in excess of $1 billion. The effective management fee rate before any waivers and/or expense reimbursements was 0.56% for the six months ended February 28, 2019.

The Manager has contractually agreed, through December 31, 2019, to limit total annual operating expenses after fee waivers and/or expense reimbursements to 1.99% of average daily net assets for Class B shares. Separately, PGIM Investments has contractually agreed, through December 31, 2019, to limit transfer agency, shareholder servicing, sub-transfer agency, and blue sky fees, as applicable, to the extent that such fees cause the total annual operating expenses to exceed 1.08% of average daily net assets for Class R2 shares or 0.83% of average daily net assets for Class R4 shares. The contractual waiver and expense limitation exclude interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

28

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives similar expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by PGIM Investments may be recouped by PGIM Investments within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Company, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class R, Class Z, Class R2, Class R4 and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C, Class R and Class R2 shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z, Class R4 and Class R6 shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.30%, 1.00%, 1%, 0.75% and 0.25% of the average daily net assets of the Class A, Class B, Class C, Class R and Class R2 shares, respectively. PIMS has contractually agreed through December 31, 2019 to limit such expenses to 0.50% of the average daily net assets of the Class R shares.

The Fund has adopted a Shareholder Services Plan with respect to Class R2 and Class R4 shares. Under the terms of the Shareholder Services Plan, Class R2 and Class R4 shares are authorized to pay to Prudential Mutual Fund Services LLC (“PMFS”), its affiliates or third-party service providers, as compensation for services rendered to the shareholders of such Class R2 or Class R4 shares, a shareholder service fee at an annual rate of 0.10% of the average daily net assets attributable to Class R2 and Class R4 shares. The shareholder service fee is accrued daily and paid monthly.

PIMS has advised the Fund that it received $156,947 in front-end sales charges resulting from sales of Class A shares during the reporting period ended February 28, 2019. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the reporting period ended February 28, 2019, it received $9,685, $2,341 and $1,467 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B and Class C shareholders, respectively.

PGIM Investments, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

PGIM Jennison Mid-Cap Growth Fund	29

Notes to Financial Statements (unaudited) (continued)

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Company’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Pursuant to the Rule 17a-7 procedures and consistent with guidance issued by the SEC, the Company’s Chief Compliance Officer (“CCO”) prepares a quarterly summary of all such transactions for submission to the Board, together with the CCO’s written representation that all such 17a-7 transactions were effected in accordance with the Fund’s Rule 17a-7 procedures. Any 17a-7 transactions for the reporting period are disclosed in the “Portfolio Securities” note, below.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. Through the Fund’s investments in the mentioned underlying funds, PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services. Earnings from the Core Fund and Money Market Fund are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended February 28, 2019, were $560,612,742 and $1,905,841,911, respectively.

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended February 28, 2019, is presented as follows:

30

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$41,243,606	$919,152,177	$886,512,812	$—	$—	$73,882,971	73,882,971	$868,756

PGIM Institutional Money Market Fund*
227,137,479	1,037,653,601	1,049,781,804	35,903	(19,853)	215,025,326	214,960,838	328,212	**

$268,381,085	$1,956,805,778	$1,936,294,616	$35,903	$(19,853)	$288,908,297		$1,196,968

*	The Fund did not have any capital gain distributions during the reporting period.
**	This amount is included in “Income from securities lending, net” on the Statement of Operations.

For the reporting period ended February 28, 2019, no 17a-7 transactions were entered into by the Fund.

5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of February 28, 2019 were as follows:

Tax Basis	$2,674,382,498

Gross Unrealized Appreciation	1,384,739,212
Gross Unrealized Depreciation	(78,078,893)

Net Unrealized Appreciation	$1,306,660,319

The book basis may differ from tax basis due to certain tax-related adjustments.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

6. Capital and Ownership

The Fund offers Class A, Class B, Class C, Class R, Class Z, Class R2, Class R4 and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the

PGIM Jennison Mid-Cap Growth Fund	31

Notes to Financial Statements (unaudited) (continued)

shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class B shares are closed to new purchases. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class R, Class Z, Class R2, Class R4 and Class R6 shares are not subject to any sales or redemption charge and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock.

There are 2 billion shares of $0.001 par value common stock authorized divided into nine classes, designated Class A, Class B, Class C, Class R6, Class R, Class Z, Class T, Class R2 and Class R4 which consists of 345 million, 5 million, 25 million, 400 million, 125 million, 800 million, 100 million, 100 million and 100 million authorized shares, respectively. The Fund currently does not have any Class T shares outstanding.

As of February 28, 2019, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned 358 Class R2 shares, 358 Class R4 shares and 341,787 Class R6 shares of the Fund. At reporting period end, four shareholders of record, each holding greater than 5% of the Fund, held 48% of the Fund’s outstanding shares.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended February 28, 2019:
Shares sold	2,550,776	$69,529,962
Shares issued in reinvestment of dividends and distributions	10,431,846	247,026,112
Shares reacquired	(9,221,975)	(272,783,089)

Net increase (decrease) in shares outstanding before conversion	3,760,647	43,772,985
Shares issued upon conversion from other share class(es)	140,511	3,987,274
Shares reacquired upon conversion into other share class(es)	(139,070)	(4,452,830)

Net increase (decrease) in shares outstanding	3,762,088	$43,307,429

Year ended August 31, 2018:
Shares sold	3,274,094	$119,826,040
Shares issued in reinvestment of dividends and distributions	4,653,712	162,461,102
Shares reacquired	(16,309,800)	(598,436,705)

Net increase (decrease) in shares outstanding before conversion	(8,381,994)	(316,149,563)
Shares issued upon conversion from other share class(es)	282,454	10,578,282
Shares reacquired upon conversion into other share class(es)	(828,355)	(30,634,838)

Net increase (decrease) in shares outstanding	(8,927,895)	$(336,206,119)

32

Class B	Shares	Amount
Six months ended February 28, 2019:
Shares sold	8,329	$141,933
Shares issued in reinvestment of dividends and distributions	220,164	3,507,211
Shares reacquired	(89,398)	(1,823,884)

Net increase (decrease) in shares outstanding before conversion	139,095	1,825,260
Shares reacquired upon conversion into other share class(es)	(77,141)	(1,542,364)

Net increase (decrease) in shares outstanding	61,954	$282,896

Year ended August 31, 2018:
Shares sold	9,196	$265,255
Shares issued in reinvestment of dividends and distributions	86,787	2,358,008
Shares reacquired	(114,519)	(3,308,719)

Net increase (decrease) in shares outstanding before conversion	(18,536)	(685,456)
Shares reacquired upon conversion into other share class(es)	(138,376)	(4,119,562)

Net increase (decrease) in shares outstanding	(156,912)	$(4,805,018)

Class C
Six months ended February 28, 2019:
Shares sold	333,535	$5,708,610
Shares issued in reinvestment of dividends and distributions	2,011,655	32,246,836
Shares reacquired	(1,044,793)	(19,296,924)

Net increase (decrease) in shares outstanding before conversion	1,300,397	18,658,522
Shares reacquired upon conversion into other share class(es)	(197,417)	(4,457,996)

Net increase (decrease) in shares outstanding	1,102,980	$14,200,526

Year ended August 31, 2018:
Shares sold	277,564	$7,890,180
Shares issued in reinvestment of dividends and distributions	614,490	16,714,114
Shares reacquired	(944,007)	(27,356,615)

Net increase (decrease) in shares outstanding before conversion	(51,953)	(2,752,321)
Shares reacquired upon conversion into other share class(es)	(238,761)	(6,977,793)

Net increase (decrease) in shares outstanding	(290,714)	$(9,730,114)

Class R
Six months ended February 28, 2019:
Shares sold	463,384	$13,419,009
Shares issued in reinvestment of dividends and distributions	1,888,244	42,447,723
Shares reacquired	(1,148,480)	(32,093,318)

Net increase (decrease) in shares outstanding	1,203,148	$23,773,414

Year ended August 31, 2018:
Shares sold	517,595	$18,440,165
Shares issued in reinvestment of dividends and distributions	731,452	24,679,186
Shares reacquired	(2,103,976)	(74,998,300)

Net increase (decrease) in shares outstanding before conversion	(854,929)	(31,878,949)
Shares issued upon conversion from other share class(es)	779	26,180
Shares reacquired upon conversion into other share class(es)	(64)	(2,288)

Net increase (decrease) in shares outstanding	(854,214)	$(31,855,057)

PGIM Jennison Mid-Cap Growth Fund	33

Notes to Financial Statements (unaudited) (continued)

Class Z	Shares	Amount
Six months ended February 28, 2019:
Shares sold	8,291,141	$277,406,542
Shares issued in reinvestment of dividends and distributions	20,421,216	539,936,962
Shares reacquired	(27,007,692)	(877,299,210)

Net increase (decrease) in shares outstanding before conversion	1,704,665	(59,955,706)
Shares issued upon conversion from other share class(es)	224,941	7,880,110
Shares reacquired upon conversion into other share class(es)	(68,583)	(2,229,708)

Net increase (decrease) in shares outstanding	1,861,023	$(54,305,304)

Year ended August 31, 2018:
Shares sold	13,561,725	$538,299,892
Shares issued in reinvestment of dividends and distributions	10,009,992	376,976,306
Shares reacquired	(46,717,751)	(1,862,959,871)

Net increase (decrease) in shares outstanding before conversion	(23,146,034)	(947,683,673)
Shares issued upon conversion from other share class(es)	822,180	32,967,968
Shares reacquired upon conversion into other share class(es)	(2,180,092)	(89,333,137)

Net increase (decrease) in shares outstanding	(24,503,946)	$(1,004,048,842)

Class R2
Six months ended February 28, 2019:
Shares sold	10,268	$374,030
Shares issued in reinvestment of dividends and distributions	3,107	83,104
Shares reacquired	(865)	(26,945)

Net increase (decrease) in shares outstanding	12,510	$430,189

Period ended August 31, 2018*:
Shares sold	259	$10,000

Net increase (decrease) in shares outstanding	259	$10,000

Class R4
Six months ended February 28, 2019:
Shares sold	2,655	$98,075
Shares issued in reinvestment of dividends and distributions	98	2,643
Shares reacquired	(133)	(3,477)

Net increase (decrease) in shares outstanding	2,620	$97,241

Period ended August 31, 2018*:
Shares sold	259	$10,000

Net increase (decrease) in shares outstanding	259	$10,000

34

Class R6	Shares	Amount
Six months ended February 28, 2019:
Shares sold	1,954,856	$64,901,131
Shares issued in reinvestment of dividends and distributions	7,518,146	202,463,689
Shares reacquired	(13,465,584)	(449,396,102)

Net increase (decrease) in shares outstanding before conversion	(3,992,582)	(182,031,282)
Shares issued upon conversion from other share class(es)	26,484	883,585
Shares reacquired upon conversion into other share class(es)	(2,435)	(68,071)

Net increase (decrease) in shares outstanding	(3,968,533)	$(181,215,768)

Year ended August 31, 2018:
Shares sold	7,714,072	$309,733,592
Shares issued in reinvestment of dividends and distributions	4,872,479	185,543,989
Shares reacquired	(26,345,880)	(1,064,376,349)

Net increase (decrease) in shares outstanding before conversion	(13,759,329)	(569,098,768)
Shares issued upon conversion from other share class(es)	2,124,745	87,754,838
Shares reacquired upon conversion into other share class(es)	(6,498)	(259,650)

Net increase (decrease) in shares outstanding	(11,641,082)	$(481,603,580)

*	Commencement of offering was December 27, 2017.

7. Borrowings

The Company, on behalf of the Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 4, 2018 through October 3, 2019. The Funds pay an annualized commitment fee of 0.15% of the unused portion of the SCA. The Fund’s portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. Prior to October 4, 2018, the Funds had another SCA that provided a commitment of $900 million and the Funds paid an annualized commitment fee of 0.15% of the unused portion of the SCA. The interest on borrowings under both SCAs is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Fund utilized the SCA during the reporting period ended February 28, 2019. The average daily balance for the 2 days that the Fund had loans outstanding during the period

PGIM Jennison Mid-Cap Growth Fund	35

Notes to Financial Statements (unaudited) (continued)

was approximately $4,523,500, borrowed at a weighted average interest rate of 3.69%. The maximum loan outstanding amount during the period was $5,554,000. At February 28, 2019, the Fund did not have an outstanding loan amount.

8. Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below:

Equity and Equity-Related Securities Risks: The value of a particular security could go down and you could lose money. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. The Fund’ holdings can vary significantly from broad market indexes and the performance of the Fund can deviate from the performance of these indexes. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Market and Credit Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of an investment in the Fund will decline. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

9. Recent Accounting Pronouncements and Reporting Updates

In August 2018, the Securities and Exchange Commission (the “SEC”) adopted amendments to Regulation S-X to update and simplify the disclosure requirements for registered investment companies by eliminating requirements that are redundant or duplicative of US GAAP requirements or other SEC disclosure requirements. The new amendments require the presentation of the total, rather than the components, of distributable earnings on the Statement of Assets and Liabilities and the total, rather than the components, of dividends from net investment income and distributions from net realized gains on the Statements of Changes in Net Assets. The amendments also removed the requirement for the parenthetical disclosure of undistributed net investment income on the Statements of Changes in Net Assets and certain tax adjustments that were reflected in the Notes to Financial Statements. The Manager has adopted the amendments and reflected them in the Fund’s financial statements.

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the

36

amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the Fund’s policy for the timing of transfers between levels. The amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Manager has evaluated the implications of certain provisions of the ASU and has determined to early adopt aspects related to the removal and modification of certain fair value measurement disclosures under the ASU effective immediately. At this time, the Manager is evaluating the implications of certain other provisions of the ASU related to new disclosure requirements and any impact on the financial statement disclosures has not yet been determined.

PGIM Jennison Mid-Cap Growth Fund	37

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended February 28, 2019	Year Ended August 31,
		2018	2017	2016	2015	2014
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$38.18	$37.70	$34.76	$37.93	$40.94	$35.49
Income (loss) from investment operations:
Net investment income (loss)	(0.05)	(0.13)	(0.08)	(0.13)	(0.12)	(0.04)
Net realized and unrealized gain (loss) on investment transactions	(1.39)	5.66	5.27	0.13	1.36	6.49
Total from investment operations	(1.44)	5.53	5.19	- (b)	1.24	6.45
Less Dividends and Distributions:
Distributions from net realized gains	(10.20)	(5.05)	(2.25)	(3.17)	(4.25)	(1.00)
Net asset value, end of period	$26.54	$38.18	$37.70	$34.76	$37.93	$40.94
Total Return(c):	(0.55)%	15.93%	15.72%	0.14%	3.07%	18.42%

Ratios/Supplemental Data:
Net assets, end of period (000)	$901,798	$1,153,936	$1,475,747	$2,444,209	$3,309,898	$3,760,224
Average net assets (000)	$953,091	$1,331,811	$1,964,894	$2,840,531	$3,508,750	$3,759,607
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	1.11% (f)	1.06%	1.06%	1.06%	1.05%	1.05%
Expenses before waivers and/or expense reimbursement	1.11% (f)	1.06%	1.06%	1.06%	1.05%	1.05%
Net investment income (loss)	(0.34)% (f)	(0.34)%	(0.23)%	(0.37)%	(0.29)%	(0.09)%
Portfolio turnover rate(g)	13%	36%	34%	24%	45%	42%

(a)	Calculated based on average shares outstanding during the period.
(b)	Less than $0.005 per share.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Effective September 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

38

Class B Shares
	Six Months Ended February 28, 2019	Year Ended August 31,
		2018	2017	2016	2015	2014
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$29.53	$30.47	$28.71	$32.09	$35.51	$31.11
Income (loss) from investment operations:
Net investment income (loss)	(0.13)	(0.35)	(0.27)	(0.31)	(0.34)	(0.27)
Net realized and unrealized gain (loss) on investment transactions	(1.38)	4.46	4.28	0.10	1.17	5.67
Total from investment operations	(1.51)	4.11	4.01	(0.21)	0.83	5.40
Less Dividends and Distributions:
Distributions from net realized gains	(10.20)	(5.05)	(2.25)	(3.17)	(4.25)	(1.00)
Net asset value, end of period	$17.82	$29.53	$30.47	$28.71	$32.09	$35.51
Total Return(b):	(1.03)%	14.94%	14.88%	(0.53)%	2.32%	17.62%

Ratios/Supplemental Data:
Net assets, end of period (000)	$8,400	$12,088	$17,253	$22,560	$32,455	$39,784
Average net assets (000)	$9,350	$14,829	$19,198	$26,408	$36,900	$41,158
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.99% (e)	1.94%	1.76%	1.76%	1.75%	1.76%
Expenses before waivers and/or expense reimbursement	2.18% (e)	1.94%	1.76%	1.76%	1.75%	1.76%
Net investment income (loss)	(1.21)% (e)	(1.22)%	(0.94)%	(1.07)%	(0.99)%	(0.80)%
Portfolio turnover rate(f)	13%	36%	34%	24%	45%	42%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective September 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Mid-Cap Growth Fund	39

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended February 28, 2019	Year Ended August 31,
		2018	2017	2016	2015	2014
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$29.61	$30.48	$28.71	$32.10	$35.51	$31.12
Income (loss) from investment operations:
Net investment income (loss)	(0.10)	(0.28)	(0.27)	(0.31)	(0.34)	(0.27)
Net realized and unrealized gain (loss) on investment transactions	(1.37)	4.46	4.29	0.09	1.18	5.66
Total from investment operations	(1.47)	4.18	4.02	(0.22)	0.84	5.39
Less Dividends and Distributions:
Distributions from net realized gains	(10.20)	(5.05)	(2.25)	(3.17)	(4.25)	(1.00)
Net asset value, end of period	$17.94	$29.61	$30.48	$28.71	$32.10	$35.51
Total Return(b):	(0.87)%	15.19%	14.91%	(0.57)%	2.35%	17.59%

Ratios/Supplemental Data:
Net assets, end of period (000)	$89,363	$114,841	$127,048	$152,365	$190,609	$215,599
Average net assets (000)	$96,266	$121,294	$137,699	$165,788	$209,566	$220,173
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.73% (e)	1.69%	1.76%	1.76%	1.75%	1.76%
Expenses before waivers and/or expense reimbursement	1.73% (e)	1.69%	1.76%	1.76%	1.75%	1.76%
Net investment income (loss)	(0.95)% (e)	(0.98)%	(0.93)%	(1.07)%	(1.00)%	(0.80)%
Portfolio turnover rate(f)	13%	36%	34%	24%	45%	42%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective September 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

40

Class R Shares
	Six Months Ended February 28, 2019	Year Ended August 31,
		2018	2017	2016	2015	2014
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$36.85	$36.61	$33.89	$37.13	$40.23	$34.96
Income (loss) from investment operations:
Net investment income (loss)	(0.07)	(0.19)	(0.15)	(0.19)	(0.19)	(0.12)
Net realized and unrealized gain (loss) on investment transactions	(1.39)	5.48	5.12	0.12	1.34	6.39
Total from investment operations	(1.46)	5.29	4.97	(0.07)	1.15	6.27
Less Dividends and Distributions:
Distributions from net realized gains	(10.20)	(5.05)	(2.25)	(3.17)	(4.25)	(1.00)
Net asset value, end of period	$25.19	$36.85	$36.61	$33.89	$37.13	$40.23
Total Return(b):	(0.63)%	15.73%	15.46%	(0.05)%	2.89%	18.18%

Ratios/Supplemental Data:
Net assets, end of period (000)	$144,886	$167,650	$197,803	$239,720	$324,329	$375,174
Average net assets (000)	$147,146	$186,452	$215,521	$272,878	$361,697	$383,032
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.27% (e)	1.24%	1.26%	1.26%	1.25%	1.26%
Expenses before waivers and/or expense reimbursement	1.52% (e)	1.49%	1.51%	1.51%	1.50%	1.51%
Net investment income (loss)	(0.49)% (e)	(0.52)%	(0.43)%	(0.57)%	(0.50)%	(0.30)%
Portfolio turnover rate(f)	13%	36%	34%	24%	45%	42%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective September 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Mid-Cap Growth Fund	41

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended February 28, 2019	Year Ended August 31,
		2018	2017	2016	2015		2014
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$41.27	$40.26	$36.87	$39.93	$42.76		$36.92
Income (loss) from investment operations:
Net investment income (loss)	(0.01)	(0.03)	0.02	(0.03)	-	(b)	0.08
Net realized and unrealized gain (loss) on investment transactions	(1.41)	6.09	5.62	0.14	1.42		6.76
Total from investment operations	(1.42)	6.06	5.64	0.11	1.42		6.84
Less Dividends and Distributions:
Distributions from net realized gains	(10.20)	(5.05)	(2.25)	(3.17)	(4.25)		(1.00)
Net asset value, end of period	$29.65	$41.27	$40.26	$36.87	$39.93		$42.76
Total Return(c):	(0.45)%	16.26%	16.05%	0.43%	3.38%		18.77%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,922,922	$2,599,235	$3,522,414	$3,909,489	$4,805,518		$5,157,002
Average net assets (000)	$2,089,333	$3,091,013	$3,529,158	$4,229,836	$5,173,326		$4,850,885
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	0.82% (f)	0.80%	0.76%	0.76%	0.75%		0.77%
Expenses before waivers and/or expense reimbursement	0.82% (f)	0.80%	0.76%	0.76%	0.75%		0.77%
Net investment income (loss)	(0.05)% (f)	(0.08)%	0.07%	(0.07)%	-%	(g)	0.19%
Portfolio turnover rate(h)	13%	36%	34%	24%	45%		42%

(a)	Calculated based on average shares outstanding during the period.
(b)	Less than $0.005 per share.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Effective September 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Annualized.
(g)	Less than 0.005%.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

42

Class R2 Shares
	Six Months Ended February 28, 2019	December 27, 2017(a) through August 31, 2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$41.65	$38.58
Income (loss) from investment operations:
Net investment income (loss)	(0.04)	(0.11)
Net realized and unrealized gain (loss) on investment transactions	(1.42)	3.18
Total from investment operations	(1.46)	3.07
Less Dividends and Distributions:
Distributions from net realized gains	(10.20)	-
Net asset value, end of period	$29.99	$41.65
Total Return(c):	(0.55)%	7.96%

Ratios/Supplemental Data:
Net assets, end of period (000)	$383	$11
Average net assets (000)	$164	$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.08% (e)	1.08%	(e)
Expenses before waivers and/or expense reimbursement	11.38% (e)	244.89%	(e)
Net investment income (loss)	(0.30)% (e)	(0.39)%	(e)
Portfolio turnover rate(f)	13%	36%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Mid-Cap Growth Fund	43

Financial Highlights (unaudited) (continued)

Class R4 Shares
	Six Months Ended February 28, 2019		December 27, 2017(a) through August 31, 2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$41.72		$38.58
Income (loss) from investment operations:
Net investment income (loss)	-	(c)	(0.04)
Net realized and unrealized gain (loss) on investment transactions	(1.41)		3.18
Total from investment operations	(1.41)		3.14
Less Dividends and Distributions:
Distributions from net realized gains	(10.20)		-
Net asset value, end of period	$30.11		$41.72
Total Return(d):	(0.41)%		8.14%

Ratios/Supplemental Data:
Net assets, end of period (000)	$87		$11
Average net assets (000)	$75		$10
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.83%	(f)	0.83%	(f)
Expenses before waivers and/or expense reimbursement	23.50%	(f)	244.44%	(f)
Net investment income (loss)	(0.03)%	(f)	(0.14)%	(f)
Portfolio turnover rate(g)	13%		36%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)	Less than $(0.005) per share.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

44

Class R6 Shares
	Six Months Ended February 28, 2019		Year Ended August 31,
			2018	2017	2016	2015	2014
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$41.80		$40.63	$37.13	$40.13	$42.89	$36.95
Income (loss) from investment operations:
Net investment income (loss)	0.03		0.06	0.09	0.04	0.06	0.15
Net realized and unrealized gain (loss) on investment transactions	(1.41)		6.16	5.66	0.13	1.43	6.79
Total from investment operations	(1.38)		6.22	5.75	0.17	1.49	6.94
Less Dividends and Distributions:
Distributions from net realized gains	(10.20)		(5.05)	(2.25)	(3.17)	(4.25)	(1.00)
Net asset value, end of period	$30.22		$41.80	$40.63	$37.13	$40.13	$42.89
Total Return(b):	(0.33)%		16.53%	16.24%	0.58%	3.55%	19.03%

Ratios/Supplemental Data:
Net assets, end of period (000)	$707,389		$1,144,170	$1,585,340	$964,093	$904,800	$676,208
Average net assets (000)	$875,493		$1,584,359	$1,307,593	$914,522	$794,215	$569,472
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.59%	(e)	0.58%	0.58%	0.58%	0.58%	0.58%
Expenses before waivers and/or expense reimbursement	0.59%	(e)	0.58%	0.58%	0.58%	0.58%	0.58%
Net investment income (loss)	0.18%	(e)	0.15%	0.25%	0.10%	0.15%	0.38%
Portfolio turnover rate(f)	13%		36%	34%	24%	45%	42%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective September 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Mid-Cap Growth Fund	45

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgiminvestments.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Chad A. Earnst, Chief Compliance Officer • Dino Capasso, Deputy Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	225 Liberty Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM Jennison Mid-Cap Growth Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at sec.gov. Beginning with reporting periods on or after March 31, 2019, Form N-PORT will replace Form N-Q. Form N-PORT will be filed with the Securities and Exchange Commission quarterly, and each Fund’s full portfolio holdings as of its first and third quarters of each fiscal year will be made publicly available 60 days after the end of each quarter. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month no sooner than 15 days after the end of the month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM JENNISON MID-CAP GROWTH FUND

SHARE CLASS	A	B	C	R	Z	R2	R4	R6*
NASDAQ	PEEAX	PEEBX	PEGCX	JDERX	PEGZX	PEGEX	PEGGX	PJGQX
CUSIP	74441C105	74441C204	74441C303	74441C600	74441C808	74441C865	74441C857	74441C881

* Formerly known as Class Q shares.

MF173E2

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1)	Code of Ethics – Not required, as this is not an annual filing.

	(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

	(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Jennison Mid-Cap Growth Fund, Inc.

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	April 12, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	April 12, 2019

By:	/s/ Christian J. Kelly
Christian J. Kelly
Treasurer and Principal Financial and Accounting Officer

Date:	April 12, 2019